PROPERTY AND EQUIPMENT (Details - Property and equipment) - USD ($)	Jul. 31, 2026	Oct. 31, 2025
Property, Plant, and Equipment [Abstract]
Furniture and equipment	$ 465,091	$ 465,091
Less accumulated depreciation	(417,362)	(400,365)
Property and equipment, net	$ 47,729	$ 64,726